Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives Designated As Fair Value Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		$ 242	$ 0
Derivative Liability, Fair Value, Gross Liability		0	0
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	3,144	0	0
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	901	0	195
Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			0
Not Designated as Hedging Instrument [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242
Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	130	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	130	0	0
Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 0	$ 195